Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 12,448,565
Ending balance	16,868,112	R$ 12,448,565
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,251,812
Ending balance	8,583,568	6,251,812
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	22,698,328
Ending balance	29,784,301	22,698,328
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,251,813
Ending balance	8,583,568	6,251,813
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,463,781
Ending balance	7,138,744	5,463,781
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,392,500
Ending balance	3,855,754	3,392,500
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,870,565
Ending balance	9,461,277	6,870,565
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	719,669
Ending balance	744,958	719,669
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	9,074,899
Ending balance	9,537,750	9,074,899
Gross carrying amount [member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,318,412	680,931
Write-off for loss	(1,122,090)	(82,599)
Constitution/ (Reversal)	(1,718,520)	(720,080)
Ending balance	1,914,842	1,318,412
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	102,550	79,992
Write-off for loss	(25,211)	(1,888)
Constitution/ (Reversal)	(56,393)	(24,446)
Ending balance	133,732	102,550
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	315,753	141,503
Write-off for loss	(200,521)	(49,658)
Constitution/ (Reversal)	(289,133)	(223,908)
Ending balance	404,365	315,753
Gross carrying amount [member] | Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	13,326	16,021
Write-off for loss	(3,173)	(731)
Constitution/ (Reversal)	(9,726)	1,964
Ending balance	19,879	13,326
Gross carrying amount [member] | Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	874,201	417,739
Write-off for loss	(891,631)	(30,322)
Constitution/ (Reversal)	(1,360,599)	(486,784)
Ending balance	1,343,169	874,201
Gross carrying amount [member] | Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	12,582	25,676
Write-off for loss	1,554	0
Constitution/ (Reversal)	(2,669)	13,094
Ending balance	13,697	12,582
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	485,614	347,657
Transfer to Stage 2	533,366	8,727
Transfer to Stage 3	115	5,280
Transfer from Stage 2	88,567	6,075
Transfer from Stage 3	8,473	3,262
Write-off for loss	0	(1,106)
Constitution/ (Reversal)	(539,785)	(143,733)
Ending balance	588,958	485,614
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	282,392	53,880
Transfer to Stage 1	88,567	6,075
Transfer to Stage 3	1,333,550	5,865
Transfer from Stage 1	533,366	8,727
Transfer from Stage 3	26,403	3,244
Write-off for loss	0	(6,077)
Constitution/ (Reversal)	(936,860)	(234,558)
Ending balance	356,904	282,392
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	66,484	49,569
Transfer to Stage 2	95,396	3,161
Transfer to Stage 3	50	1,737
Transfer from Stage 2	30,638	4,258
Transfer from Stage 3	7,554	2,305
Write-off for loss	0	(6)
Constitution/ (Reversal)	(40,700)	(15,256)
Ending balance	49,930	66,484
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	16,939	13,361
Transfer to Stage 1	30,638	4,258
Transfer to Stage 3	83,197	1,876
Transfer from Stage 1	95,396	3,161
Transfer from Stage 3	21,030	1,848
Write-off for loss	0	(36)
Constitution/ (Reversal)	(20,180)	(4,739)
Ending balance	39,710	16,939
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	98,516	57,344
Transfer to Stage 2	72,948	2,737
Transfer to Stage 3	13	3,110
Transfer from Stage 2	31,534	924
Transfer from Stage 3	866	396
Write-off for loss	0	(1,023)
Constitution/ (Reversal)	(48,680)	(46,722)
Ending balance	106,635	98,516
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	90,088	11,094
Transfer to Stage 1	31,534	924
Transfer to Stage 3	212,221	3,324
Transfer from Stage 1	72,948	2,737
Transfer from Stage 3	5,329	314
Write-off for loss	0	(1,067)
Constitution/ (Reversal)	165,077	(81,258)
Ending balance	89,687	90,088
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	12,099	12,587
Transfer to Stage 2	2,921	4
Transfer to Stage 3	0	288
Transfer from Stage 2	141	41
Transfer from Stage 3	0	559
Write-off for loss	0	(77)
Constitution/ (Reversal)	(3,540)	719
Ending balance	12,859	12,099
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	899	324
Transfer to Stage 1	141	41
Transfer to Stage 3	4,492	282
Transfer from Stage 1	2,921	4
Transfer from Stage 3	44	1,070
Write-off for loss	0	0
Constitution/ (Reversal)	(1,558)	176
Ending balance	789	899
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	296,909	202,481
Transfer to Stage 2	359,988	2,825
Transfer to Stage 3	52	89
Transfer from Stage 2	26,254	852
Transfer from Stage 3	53	2
Write-off for loss	0	0
Constitution/ (Reversal)	(445,236)	(96,488)
Ending balance	408,412	296,909
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	174,466	29,101
Transfer to Stage 1	26,254	852
Transfer to Stage 3	1,032,014	383
Transfer from Stage 1	359,988	2,825
Transfer from Stage 3	0	12
Write-off for loss	0	(4,974)
Constitution/ (Reversal)	(749,585)	(148,737)
Ending balance	225,771	174,466
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,606	25,676
Transfer to Stage 2	2,113	0
Transfer to Stage 3	0	56
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Write-off for loss	0	0
Constitution/ (Reversal)	(1,629)	14,014
Ending balance	11,122	11,606
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0	0
Transfer to Stage 1	0	0
Transfer to Stage 3	1,626	0
Transfer from Stage 1	2,113	0
Transfer from Stage 3	0	0
Write-off for loss	0	0
Constitution/ (Reversal)	(460)	0
Ending balance	947	0
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	550,406	279,394
Transfer to Stage 1	8,473	3,262
Transfer to Stage 2	26,403	3,244
Transfer from Stage 1	115	5,280
Transfer from Stage 2	1,333,550	5,865
Write-off for loss	(1,122,090)	(75,416)
Constitution/ (Reversal)	(241,875)	(341,789)
Ending balance	968,980	550,406
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	19,127	17,062
Transfer to Stage 1	7,554	2,305
Transfer to Stage 2	21,030	1,848
Transfer from Stage 1	50	1,737
Transfer from Stage 2	83,197	1,876
Write-off for loss	(25,211)	(1,846)
Constitution/ (Reversal)	4,487	(4,451)
Ending balance	44,092	19,127
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	127,149	73,065
Transfer to Stage 1	866	396
Transfer to Stage 2	5,329	314
Transfer from Stage 1	13	3,110
Transfer from Stage 2	212,221	3,324
Write-off for loss	(200,521)	(47,568)
Constitution/ (Reversal)	75,376	(95,928)
Ending balance	208,043	127,149
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	328	3,110
Transfer to Stage 1	0	559
Transfer to Stage 2	44	1,070
Transfer from Stage 1	0	288
Transfer from Stage 2	4,492	282
Write-off for loss	(3,173)	(654)
Constitution/ (Reversal)	(4,628)	1,069
Ending balance	6,231	328
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	402,826	186,157
Transfer to Stage 1	53	2
Transfer to Stage 2	0	12
Transfer from Stage 1	52	89
Transfer from Stage 2	1,032,014	383
Write-off for loss	(891,631)	(25,348)
Constitution/ (Reversal)	(165,778)	(241,559)
Ending balance	708,986	402,826
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Rural loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	976	0
Transfer to Stage 1	0	0
Transfer to Stage 2	0	0
Transfer from Stage 1	0	56
Transfer from Stage 2	1,626	0
Write-off for loss	1,554	0
Constitution/ (Reversal)	(580)	(920)
Ending balance	R$ 1,628	R$ 976